COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Commitments

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for these lease and non-lease components as a single lease component.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

14. COMMITMENTS AND CONTINGENCIES (Continued)

In accordance with ASC 842, the components of lease expense were as follows:

	March 31,
For the three months ended	2025	2024
Operating lease expense	$379,883	$245,587
Total lease expense	$379,883	$245,587

In accordance with ASC 842, other information related to leases was as follows:

For the three months ended	2025	2024
Operating cash flows from operating leases	$320,645	$221,460
Cash paid for amounts included in the measurement of lease liabilities	$320,645	$221,460

Weighted-average remaining lease term—operating leases		6.3 Years
Weighted-average discount rate—operating leases		7%

Operating
Year ending:	Lease
2025 (remaining nine months)	$1,027,605
2026	1,367,546
2027	1,338,677
2028	1,287,339
2029	1,083,410
Thereafter	3,134,813
Total undiscounted cash flows	$9,239,390

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	6.3 Years
Weighted-average discount rate	7%
Present values	$7,813,692

Lease liabilities—current	1,061,224
Lease liabilities—long-term	6,752,468
Lease liabilities—total	$7,813,692

Difference between undiscounted and discounted cash flows	$1,425,698

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

14. COMMITMENTS AND CONTINGENCIES

Commitments

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for these lease and non-lease components as a single lease component.

In accordance with ASC 842, the components of lease expense were as follows:

	December 31,
For the years ended	2024	2023
Operating lease expense	$1,274,090	$978,504
Total lease expense	$1,274,090	$978,504

In accordance with ASC 842, other information related to leases was as follows:

	December 31,
For the years ended	2024	2023
Operating cash flows from operating leases	$1,109,475	$826,307
Cash paid for amounts included in the measurement of lease liabilities	$1,109,475	$826,307

Weighted-average remaining lease term—operating leases		6.6 Years
Weighted-average discount rate—operating leases		7%

Operating
Year ending:	Lease
2025	$1,425,588
2026	1,444,372
2027	1,417,804
2028	1,368,842
2029	1,167,352
Thereafter	3,310,319
Total undiscounted cash flows	$10,134,277

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	6.6 Years
Weighted-average discount rate	7%
Present values	$8,299,887

Lease liabilities—current	975,210
Lease liabilities—long-term	7,324,677
Lease liabilities—total	$8,299,887

Difference between undiscounted and discounted cash flows	$1,834,390

Contingencies

From time to time, the Company may be involved in certain legal actions and claims arising in the normal course of business. Management is of the opinion that such matters will be resolved without material effect on the Company’s financial condition or results of operations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS